Fair Values	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Values
Fair Value
 The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three levels of inputs that Park uses to measure fair value are as follows:

•	Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that Park has the ability to access as of the measurement date.

•
Level 2: Level 1 inputs for assets or liabilities that are not actively traded. Also consists of an observable market price for a similar asset or liability. This includes the use of “matrix pricing” to value debt securities absent the exclusive use of quoted prices.

•
Level 3: Consists of unobservable inputs that are used to measure fair value when observable market inputs are not available. This could include the use of internally developed models, financial forecasting and similar inputs.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability between market participants at the balance sheet date. When possible, the Company looks to active and observable markets to price identical assets or liabilities. When identical assets and liabilities are not traded in active markets, the Company looks to observable market data for similar assets and liabilities. However, certain assets and liabilities are not traded in observable markets and Park must use other valuation methods to develop a fair value. The fair value of impaired loans is typically based on the fair value of the underlying collateral, which is estimated through third-party appraisals or internal estimates of collateral values in accordance with Park's valuation requirements per its commercial and real estate loan policies.

Assets and Liabilities Measured at Fair Value on a Recurring Basis:

The following table presents assets and liabilities measured at fair value on a recurring basis:

Fair Value Measurements at December 31, 2014 using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2014
Assets
Investment securities:
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$—	$538,064	$—	$538,064
U.S. Government sponsored entities’ asset-backed securities	—	761,153	—	761,153
Equity securities	1,922	—	776	2,698
Mortgage loans held for sale	—	5,264	—	5,264
Mortgage IRLCs	—	70	—	70

Liabilities
Fair value swap	$—	$—	$226	$226

Fair Value Measurements at December 31, 2013 using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2013
Assets
Investment securities:
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$—	$525,136	$—	$525,136
U.S. Government sponsored entities’ asset-backed securities	—	648,471	—	648,471
Equity securities	1,900	—	759	2,659
Mortgage loans held for sale	—	1,666	—	1,666
Mortgage IRLCs	—	61	—	61

Liabilities
Fair value swap	$—	$—	$135	$135

There were no transfers between Level 1 and Level 2 during 2014 or 2013. Management’s policy is to transfer assets or liabilities from one level to another when the methodology to obtain the fair value changes such that there are more or fewer unobservable inputs as of the end of the reporting period.

The following methods and assumptions were used by the Company in determining fair value of the financial assets and liabilities discussed above:

Investment securities: Fair values for investment securities are based on quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments. The Fair Value Measurements tables exclude Park’s FHLB stock and FRB stock. These assets are carried at their respective redemption values, as it is not practicable to calculate their fair values. For securities where quoted prices or market prices of similar securities are not available, which include municipal securities, fair values are calculated using discounted cash flows.

Fair value swap: The fair value of the swap agreement entered into with the purchaser of the Visa Class B shares represents an internally developed estimate of the exposure based upon probability-weighted potential Visa litigation losses.

Mortgage Interest Rate Lock Commitments (IRLCs): IRLCs are based on current secondary market pricing and are classified as Level 2.

Mortgage loans held for sale: Mortgage loans held for sale are carried at their fair value. Mortgage loans held for sale are estimated using security prices for similar product types and, therefore, are classified in Level 2.

The table below is a reconciliation of the beginning and ending balances of the Level 3 inputs for the years ended December 31, 2014 and 2013, for financial instruments measured on a recurring basis and classified as Level 3:

Level 3 Fair Value Measurements
(In thousands)	Equity Securities	Fair Value Swap
Balance at January 1, 2014	$759	$(135)
Total Gains (Losses)
Included in earnings - realized	—	—
Included in earnings - unrealized	—	—
Included in other comprehensive income	17	—
Purchases, sales, issuances and settlements, other, net	—	—
Re-evaluation of fair value swap	—	(91)
Balance at December 31, 2014	$776	$(226)
Balance at January 1, 2013	$780	$(135)
Total Gains (Losses)
Included in earnings - realized	(17)	—
Included in earnings - unrealized	—	—
Included in other comprehensive income	(4)	—
Purchases, sales, issuances and settlements, other, net	—	—
Re-evaluation of fair value swap	—	—
Balance at December 31, 2013	$759	$(135)

Assets and liabilities measured at fair value on a nonrecurring basis:

The following methods and assumptions were used by the Company in determining the fair value of assets and liabilities measured at fair value on a nonrecurring basis described below:

Impaired Loans: At the time a loan is considered impaired, it is valued at the lower of cost or fair value. Impaired loans carried at fair value have been partially charged-off or receive specific allocations of the allowance for loan losses. For collateral dependent loans, fair value is generally based on real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments result in a Level 3 classification of the inputs for determining fair value. Collateral is then adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification. Impaired loans are evaluated on a quarterly basis for additional impairment and adjusted accordingly. Additionally, updated valuations are obtained annually for all impaired loans in accordance with Company policy.

Other Real Estate Owned (OREO): Assets acquired through or in lieu of loan foreclosure are initially recorded at fair value less costs to sell when acquired. The carrying value of OREO is not re-measured to fair value on a recurring basis, but is subject to fair value adjustments when the carrying value exceeds the fair value, less estimated selling costs. Fair value is based on recent real estate appraisals and is updated at least annually. These appraisals may utilize a single valuation approach or a combination of approaches including the comparable sales approach and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments result in a Level 3 classification of the inputs for determining fair value.

Appraisals for both collateral dependent impaired loans and OREO are performed by licensed appraisers. Appraisals are generally obtained to support the fair value of collateral. In general, there are three types of appraisals, real estate appraisals, income approach appraisals and lot development loan appraisals, received by the Company. These are discussed below:

•
Real estate appraisals typically incorporate measures such as recent sales prices for comparable properties. Appraisers may make adjustments to the sales prices of the comparable properties as deemed appropriate based on the age, condition or general characteristics of the subject property. Management generally applies a 15% discount to real estate appraised values which management expects will cover all disposition costs (including selling costs). This 15% is based on historical discounts to appraised values on sold OREO properties.

•
Income approach appraisals typically incorporate the annual net operating income of the business divided by an appropriate capitalization rate, as determined by the appraiser. Management generally applies a 15% discount to income approach appraised values which management expects will cover all disposition costs (including selling costs).

•
Lot development loan appraisals are typically performed using a discounted cash flow analysis. Appraisers determine an anticipated absorption period and a discount rate that takes into account an investor’s required rate of return based on recent comparable sales. Management generally applies a 6% discount to lot development appraised values, which is an additional discount above the net present value calculation included in the appraisal, to account for selling costs.

MSRs: MSRs are carried at the lower of cost or fair value. MSRs do not trade in active, open markets with readily observable prices. For example, sales of MSRs do occur, but precise terms and conditions typically are not readily available. As such, management, with the assistance of a third-party specialist, determines fair value based on the discounted value of the future cash flows estimated to be received. Significant inputs include the discount rate and assumed prepayment speeds utilized. The calculated fair value is then compared to market values where possible to ascertain the reasonableness of the valuation in relation to current market expectations for similar products. Accordingly, MSRs are classified as Level 2.

The following tables present assets and liabilities measured at fair value on a nonrecurring basis. Collateral dependent impaired loans are carried at fair value if they have been charged down to fair value or if a specific valuation allowance has been established. A new cost basis is established at the time a property is initially recorded in OREO. OREO properties are carried at fair value if a devaluation has been taken to the property's value subsequent to the initial measurement.

The following table presents assets and liabilities measured at fair value on a nonrecurring basis:

Fair Value Measurements at December 31, 2014 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2014
Impaired Loans:
Commercial real estate	$—	$—	$8,481	$8,481
Construction real estate:
SEPH commercial land and development	—	—	2,078	2,078
Remaining commercial	—	—	3,483	3,483
Residential real estate	—	—	2,921	2,921
Total impaired loans	$—	$—	$16,963	$16,963
Mortgage Servicing Rights	$—	$2,928	$—	$2,928
Other Real Estate Owned:
Commercial real estate	—	—	1,470	1,470
Construction real estate	—	—	6,473	6,473
Residential real estate	—	—	2,369	2,369
Total Other Real Estate Owned	$—	$—	$10,312	$10,312

Fair Value Measurements at December 31, 2013 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2013
Impaired Loans:
Commercial real estate	$—	$—	$21,100	$21,100
Construction real estate:
SEPH commercial land and development	—	—	4,777	4,777
Remaining commercial	—	—	3,788	3,788
Residential real estate	—	—	4,154	4,154
Total impaired loans	$—	$—	$33,819	$33,819
Mortgage Servicing Rights	$—	$2,259	$—	$2,259
Other Real Estate Owned:
Commercial real estate	—	—	4,119	4,119
Construction real estate	—	—	11,041	11,041
Residential real estate	—	—	3,366	3,366
Total Other Real Estate Owned	$—	$—	$18,526	$18,526

The table below provides additional detail on those impaired loans which are recorded at fair value as well as the remaining impaired loan portfolio not included above. The remaining impaired loans consist of loans which are not collateral dependent as well as loans carried at cost as the fair value of the underlying collateral or the present value of expected future cash flows on each of the loans exceeded the book value for each respective credit.

	December 31, 2014
(In thousands)	Recorded Investment	Prior Charge-Offs	Specific Valuation Allowance	Carrying Balance
Impaired loans recorded at fair value	$19,643	$19,731	$2,680	$16,963
Remaining impaired loans	54,069	12,749	980	53,089
Total impaired loans	$73,712	$32,480	$3,660	$70,052

	December 31, 2013
(In thousands)	Recorded Investment	Prior Charge-Offs	Specific Valuation Allowance	Carrying Balance
Impaired loans recorded at fair value	$41,002	$48,952	$7,183	$33,819
Remaining impaired loans	71,313	14,320	3,268	68,045
Total impaired loans	$112,315	$63,272	$10,451	$101,864

The expense of credit adjustments related to impaired loans carried at fair value for the years ended December 31, 2014, 2013 and 2012 was $3.0 million, $8.1 million, and $16.0 million, respectively.

MSRs totaled $8.6 million at December 31, 2014. Of this $8.6 million MSR carrying balance, $2.9 million was recorded at fair value and included a valuation allowance of $0.8 million. The remaining $5.7 million was recorded at cost, as the fair value exceeded cost at December 31, 2014. At December 31, 2013, MSRs totaled $9.0 million. Of this $9.0 million MSR carrying balance, $2.3 million was recorded at fair value and included a valuation allowance of $1.0 million. The remaining $6.7 million was recorded at cost, as the fair value exceeded cost at December 31, 2013. Income (Expense) related to MSRs carried at fair value for the years ended December 31, 2014, 2013 and 2012 was $0.2 million, $1.3 million and $(1.3) million, respectively.
Total OREO held by Park at December 31, 2014 and 2013 was $22.6 million and $34.6 million, respectively. Approximately 46% and 53% of OREO held by Park at December 31, 2014 and 2013, respectively, was carried at fair value due to fair value adjustments made subsequent to the initial OREO measurement. At December 31, 2014 and 2013, OREO held at fair value, less estimated selling costs, amounted to $10.3 million and $18.5 million, respectively. The net expense related to OREO fair value adjustments was $2.4 million, $3.2 million and $6.9 million for the years ended December 31, 2014, 2013 and 2012, respectively.

The following tables present qualitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2014 and December 31, 2013:

December 31, 2014
(In thousands)	Fair Value	Valuation Technique	Unobservable Input(s)	Range (Weighted Average)
Impaired loans:
Commercial real estate	$8,481	Sales comparison approach	Adj to comparables	0.0% - 84.0% (38.8%)
		Income approach	Capitalization rate	8.0% - 9.5% (9.4%)
		Cost approach	Accumulated depreciation	23.0% (23.0%)

Construction real estate:
SEPH commercial land and development	$2,078	Sales comparison approach	Adj to comparables	5.0% - 35.0% (17.5%)
		Bulk sale approach	Discount rate	10.8% (10.8%)

Remaining commercial	$3,483	Sales comparison approach	Adj to comparables	0.2% - 76.0% (45.4%)
		Bulk sale approach	Discount rate	10.0% - 22.0% (16.5%)

Residential real estate	$2,921	Sales comparison approach	Adj to comparables	0.0% - 120.6% (11.1%)
		Income approach	Capitalization rate	7.9% - 10.0% (8.0%)

Other real estate owned:
Commercial real estate	$1,470	Sales comparison approach	Adj to comparables	0.0% - 87.0% (30.5%)
		Income approach	Capitalization rate	8.4% - 10.0% (9.4%)
		Cost approach	Accumulated depreciation	60.0% - 95.0% (77.5%)

Construction real estate	$6,473	Sales comparison approach	Adj to comparables	0.0% - 82.9% (27.1%)
		Bulk sale approach	Discount rate	15.0% (15.0%)

Residential real estate	$2,369	Sales comparison approach	Adj to comparables	0.0% - 38.3% (10.1%)
		Income approach	Capitalization rate	6.8% - 7.8% (7.6%)

December 31, 2013
(In thousands)	Fair Value	Valuation Technique	Unobservable Input(s)	Range (Weighted Average)
Impaired loans:
Commercial real estate	$21,100	Sales comparison approach	Adj to comparables	0.0% - 109.0% (22.8%)
		Income approach	Capitalization rate	8.0% - 12.5% (9.1%)
		Cost approach	Accumulated depreciation	11.7% - 65.0% (37.1%)

Construction real estate:
SEPH commercial land and development	$4,777	Sales comparison approach	Adj to comparables	0.0% - 96.0% (13.9%)
		Bulk sale approach	Discount rate	11.0% - 20.0% (14.9%)

Remaining commercial	$3,788	Sales comparison approach	Adj to comparables	0.0% - 40.0% (22.4%)
		Bulk sale approach	Discount rate	11.0% - 20.0% (18.0%)

Residential real estate	$4,154	Sales comparison approach	Adj to comparables	0.0% - 121.8% (14.9%)
		Income approach	Capitalization rate	7.8% - 10.0% (8.4%)

Other real estate owned:
Commercial real estate	$4,119	Sales comparison approach	Adj to comparables	0.0% - 140.0% (17.7%)
		Income approach	Capitalization rate	8.0% - 11.5% (9.6%)
		Cost approach	Accumulated depreciation	60.0% - 95.0% (80.0%)

Construction real estate	$11,041	Sales comparison approach	Adj to comparables	0.0% - 484.0% (36.2%)
		Bulk sale approach	Discount rate	13.0% - 14.0% (13.6%)

Residential real estate	$3,366	Sales comparison approach	Adj to comparables	0.0% - 273.0% (19.2%)
		Income approach	Capitalization rate	5.4% - 7.8% (7.4%)

The following methods and assumptions were used by the Corporation in estimating its fair value disclosures for assets and liabilities not discussed above:

Cash and cash equivalents: The carrying amounts reported in the Consolidated Balance Sheets for cash and short-term instruments approximate those assets’ fair values.

Loans receivable: For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values. The fair values for certain mortgage loans (e.g., one-to-four family residential) are based on quoted market prices of similar loans sold in conjunction with securitization transactions, adjusted for differences in loan characteristics. The fair values for other loans are estimated using discounted cash flow analyses, based upon interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. The methods utilized to estimate fair value do not necessarily represent an exit price.

Off-balance sheet instruments: Fair values for the Corporation’s loan commitments and standby letters of credit are based on the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing. The carrying amount and fair value are not material.

 Deposit liabilities: The fair values disclosed for demand deposits (e.g., interest and non-interest checking, savings, and money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). The carrying amounts for variable-rate, fixed-term certificates of deposit approximate their fair values at the reporting date. Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities of time deposits.

Short-term borrowings: The carrying amounts of federal funds purchased, borrowings under repurchase agreements and other short-term borrowings approximate their fair values.

Long-term debt: Fair values for long-term debt are estimated using a discounted cash flow calculation that applies interest rates currently being offered on long-term debt to a schedule of monthly maturities.

Subordinated notes: Fair values for subordinated notes are estimated using a discounted cash flow calculation that applies interest rate spreads currently being offered on similar debt structures to a schedule of monthly maturities.

The fair value of financial instruments at December 31, 2014 and December 31, 2013, was as follows:

	December 31, 2014
		Fair Value Measurements
(In thousands)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Financial assets:
Cash and money market instruments	$237,699	$237,699	$—	$—	$237,699
Investment securities	1,442,477	1,922	1,442,708	775	1,445,405
Accrued interest receivable - securities	4,048	—	4,048	—	4,048
Accrued interest receivable - loans	13,629	—	—	13,629	13,629

Mortgage loans held for sale	5,264	—	5,264	—	5,264
Impaired loans carried at fair value	16,963	—	—	16,963	16,963
Mortgage IRLCs	70	—	70	—	70
Other loans	4,753,033	—	—	4,757,461	4,757,461
Loans receivable, net	$4,775,330	$—	$5,334	$4,774,424	$4,779,758

Financial liabilities:
Non-interest bearing checking accounts	$1,269,296	$1,269,296	$—	$—	$1,269,296
Interest bearing transaction accounts	1,122,079	1,122,079	—	—	1,122,079
Savings accounts	1,325,445	1,325,445	—	—	1,325,445
Time deposits	1,409,911	—	1,422,885	—	1,422,885
Other	1,269	1,269	—	—	1,269
Total deposits	$5,128,000	$3,718,089	$1,422,885	$—	$5,140,974

Short-term borrowings	$276,980	$—	$276,980	$—	$276,980
Long-term debt	786,602	—	827,500	—	827,500
Subordinated notes	45,000	—	42,995	—	42,995
Accrued interest payable – deposits	1,125	14	1,111	—	1,125
Accrued interest payable – debt/borrowings	1,426	3	1,423	—	1,426

Derivative financial instruments:
Fair value swap	$226	$—	$—	$226	$226

	December 31, 2013
		Fair Value Measurements
(In thousands)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Financial assets:
Cash and money market instruments	$147,030	$147,030	$—	$—	$147,030
Investment securities	1,358,327	1,900	1,361,009	759	1,363,668
Accrued interest receivable - securities	4,840	—	4,840	—	4,840
Accrued interest receivable - loans	13,495	—	—	13,495	13,495

Mortgage loans held for sale	1,666	—	1,666	—	1,666
Impaired loans carried at fair value	33,819	—	—	33,819	33,819
Mortgage IRLCs	61	—	61	—	61
Other loans	4,525,491	—	—	4,531,680	4,531,680
Loans receivable, net	$4,561,037	$—	$1,727	$4,565,499	$4,567,226

Financial liabilities:
Non-interest bearing checking accounts	$1,193,553	$1,193,553	$—	—	$1,193,553
Interest bearing transaction accounts	1,145,525	1,145,525	—	—	1,145,525
Savings accounts	1,124,994	1,124,994	—	—	1,124,994
Time deposits	1,324,659	—	1,331,129	—	1,331,129
Other	1,263	1,263	—	—	1,263
Total deposits	$4,789,994	$3,465,335	$1,331,129	$—	$4,796,464

Short-term borrowings	$242,029	$—	$242,029	$—	$242,029
Long-term debt	810,541	—	860,963	—	860,963
Subordinated notes	80,250	—	83,140	—	83,140
Accrued interest payable – deposits	1,366	16	1,350	—	1,366
Accrued interest payable – debt/borrowings	1,535	4	1,531	—	1,535

Derivative financial instruments:
Fair value swap	$135	$—	$—	$135	$135